Capital Structure - Initial Public Offering (Details) - USD ($)	Nov. 23, 2015	Oct. 20, 2015
IPO | Capital Unit
Class of Stock [Line Items]
Common stock issued (in shares)		4,000,000
Share price (usd per share)		$ 6.50
Gross proceeds		$ 26,000,000
Net proceeds from IPO		23,600,000
Over-Allotment Option
Class of Stock [Line Items]
Gross proceeds	$ 135,319
Underwriters Unit Purchase Option | Capital Unit
Class of Stock [Line Items]
Proceeds from unit purchase option		$ 100
Units available, as a percentage of units sold		1.00%
Equity purchase option unit, exercise price per unit (usd per share)		$ 7.48
Equity purchase option unit, exercise price as percent of IPO price		115.00%
Underwriters Unit Purchase Option | Capital Unit | Maximum
Class of Stock [Line Items]
Number of units available under the option (in shares)		40,000
Class A Warrant
Class of Stock [Line Items]
Number of shares per warrant		1
Class A Warrant | IPO
Class of Stock [Line Items]
Number of equity instruments (in shares)		1
Exercise price per share (usd per share)		$ 4.55
Class A Warrant | Over-Allotment Option
Class of Stock [Line Items]
Common stock issued (in shares)	551,900
Class A Warrant | Underwriters Unit Purchase Option
Class of Stock [Line Items]
Exercise price per share (usd per share)		5.23
Equity purchase option, unit exercise price after first warrant expiration (usd per share)		7.475
Equity purchase option, unit exercise price after second warrant expiration (usd per share)		$ 7.47
Class B Warrant | IPO
Class of Stock [Line Items]
Number of equity instruments (in shares)		1
Exercise price per share (usd per share)		$ 3.90
Class B Warrant | Over-Allotment Option
Class of Stock [Line Items]
Common stock issued (in shares)	551,900
Class B Warrant | Underwriters Unit Purchase Option
Class of Stock [Line Items]
Exercise price per share (usd per share)		$ 4.49
Common Stock | IPO
Class of Stock [Line Items]
Number of equity instruments (in shares)		1
Common Stock | Over-Allotment Option
Class of Stock [Line Items]
Common stock issued (in shares)	20,000
Common Stock | Class A Warrant | Over-Allotment Option
Class of Stock [Line Items]
Number of shares per warrant	1
Common Stock | Class B Warrant
Class of Stock [Line Items]
Number of shares per warrant		0.5
Common Stock | Class B Warrant | Over-Allotment Option
Class of Stock [Line Items]
Number of shares per warrant	0.5